Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Details [Abstract]
Current tax expense	$ 133	$ 0
Deferred tax recovery	(365)	0
Income tax recovery	$ (232)	$ 0